Annual Fund Operating Expenses - Invesco Global Listed Private Equity ETF - ETF	Aug. 27, 2021
Operating Expenses:
Management Fees	0.50%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.76%	[1]
Total Annual Fund Operating Expenses	1.45%
Fee Waivers and Expense Assumption	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	1.44%

[1]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Through August 31, 2023, Invesco Capital Management LLC (the “Adviser”) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s Underlying Affiliated Investments or (ii) the Advisory Fee available to be waived. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The Adviser cannot discontinue this waiver prior to its expiration.